Cover Page	Nov. 06, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001636519
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	MSG KNICKERBOCKERS CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	1-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	2 Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MSGK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false